Intangible assets, airport concessions and goodwill - Net: (Details 2) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Goodwill		$ 2,362,124
Goodwill impairment (Note 8.1)	$ 4,719,096
Aerostar segment [Member]
Goodwill	887,169	$ 887,169
Gross carrying amount [member] | Aerostar segment [Member]
Goodwill	$ 5,606,265